Offsetting Financial Assets and Financial Liabilities - Summary of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	$ 1,080,699	$ 1,039,606
Financial assets, Gross amounts set off	(7,816)	(21,863)
Financial assets, Net amounts presented	1,072,883	1,017,743
Financial liabilities, Gross amounts	675,444	629,261
Financial liabilities, Gross amounts set off	(16,975)	(21,863)
Financial liabilities, Net amounts presented	658,469	607,398
Cash and Cash Equivalents
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	425,172	536,160
Financial assets, Net amounts presented	425,172	536,160
Financial Assets at FVPL
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	129,319	104,387
Financial assets, Net amounts presented	129,319	104,387
Trade and Other Receivables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	504,529	385,237
Financial assets, Gross amounts set off	(7,816)	(21,863)
Financial assets, Net amounts presented	496,713	363,374
Other Assets
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	18,805	11,782
Financial assets, Net amounts presented	18,805	11,782
Trade and Other Payables
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	614,762	624,356
Financial liabilities, Gross amounts set off	(16,975)	(21,863)
Financial liabilities, Net amounts presented	597,787	602,493
Lease Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	4,000	3,957
Financial liabilities, Net amounts presented	4,000	3,957
Financial Liabilities
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial liabilities, Gross amounts	50,455
Financial liabilities, Net amounts presented	50,455
Derivative Financial Instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Financial assets, Gross amounts	2,874	2,040
Financial assets, Net amounts presented	2,874	2,040
Financial liabilities, Gross amounts	6,227	948
Financial liabilities, Net amounts presented	$ 6,227	$ 948